Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of investments other than investments in related parties
Schedule I
Summary of investments other than investments in related parties
As at December 31, 2020

Amounts in EUR million	Cost 1)	Fair value	Book value
Shares:
Available-for-sale	291	345	345
Fair value through profit or loss	1,679	1,634	1,634

Bonds:
Available-for-sale and held-to-maturity:
US government	8,336	10,935	10,935
Dutch government	4,769	6,505	6,505
Other government	9,085	12,736	12,736
Mortgage backed	5,678	6,092	6,092
Asset backed	3,980	4,121	4,121
Corporate	45,986	53,292	53,292
Money market investments	4,559	4,558	4,558
Other	1,032	996	996
Subtotal	83,426	99,235	99,235

Bonds:
Fair value through profit or loss	5,606	5,669	5,669

Other investments at fair value through profit or loss	2,332	2,754	2,754

Mortgages	38,244	43,258	38,244
Private loans	4,358	5,280	4,358
Deposits with financial institutions	92	92	92
Policy loans	1,801	1,801	1,801
Other	25	25	25
Subtotal	44,519	50,456	44,519

Real estate:
Investments in real estate	-	2,385	2,385
Total	137,852	162,478	156,541

1	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds